Contingent Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	£ 0.0	£ 18.5	£ 0.0
HMRC Enquiry
Disclosure of contingent liabilities [line items]
Research and development expense credit	£ 0.0	£ 18.5	£ 18.5